21. SUPPLY CHAIN FINANCE (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
SupplyChainFinanceLineItems [Line Items]
Suppliers	R$ 715.2	R$ 1,335.6
Domestic suppliers [Member]
SupplyChainFinanceLineItems [Line Items]
Suppliers	518.4	1,007.1
Foreign suppliers [Member]
SupplyChainFinanceLineItems [Line Items]
Suppliers	R$ 196.8	R$ 328.5